Segment Information - Schedule of Reconciliation from Segments Operating Profit to Consolidated Profit Before Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Line Items]
Segments Operating Profit	€ 198,801	€ 161,142	€ 200,720
Finance income	12,971	13,495	6,763
Finance expense	22,666	14,349	17,930
Profit Before Tax	189,106	160,288	189,553
Inter-Segment Elimination
Segment Information [Line Items]
Segments Operating Profit	(30,954)	(37,589)	(40,474)
Total Segments | Operating Segments
Segment Information [Line Items]
Segments Operating Profit	€ 229,755	€ 198,731	€ 241,194